Schedule of Investments
(unaudited)
December 31, 2023
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A, 5.52%, 02/22/55 USD 188 $ 183,126
Mosaic Solar Loan Trust
Series 2019-2A, Class A, 2.88%, 09/20/40 86 76,034
Series 2022-3A, Class A, 6.10%, 06/20/53 851 863,995
Series 2023-1A, Class A, 5.32%, 06/20/53 317 311,392
Total Asset-Backed Securities — 0 .4%
(Cost: $ 1,439,976 ) .............................. 1,434,547
Non-Agency Mortgage-Backed Securities
(b)
Commercial Mortgage-Backed Securities — 0.4%
(a)
BX Trust, Series 2021-VIEW, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.39%),
6.76%, 06/15/36 ................. 780 746,356
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.73%),
7.10%, 10/15/33 ............... 343 324,135
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
8.50%, 10/15/33 ............... 400 323,590
1,394,081
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class XA, 0.95%,
05/15/53
(a)
..................... 986 44,008
BANK
Series 2020-BN29, Class XA, 1.33%,
11/15/53 .................... 2,716 181,825
Series 2021-BN33, Class XA, 1.05%,
05/15/64 .................... 9,611 500,892
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.61%,
10/15/53 .................... 10,941 727,518
Series 2020-B21, Class XA, 1.45%,
12/17/53
(a)
................... 2,709 186,857
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.54%,
11/15/51 .................... 2,897 61,401
Series 2019-C16, Class XA, 1.54%,
06/15/52 .................... 10,051 626,143
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.46%, 10/15/52 ...... 7,455 457,924
2,786,568
Total Non-Agency Mortgage-Backed Securities — 1 .3%
(Cost: $ 4,693,468 ) .............................. 4,180,649
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association , Series
2011-8 , Class ZA , 4.00% , 02/25/41 ..... 667 638,968
Government National Mortgage
Association , Series 2016-123 , Class LM ,
3.00% , 09/20/46 ................. 500 417,701
Government National Mortgage Association
Variable Rate Notes , Series 2014-107 , Class
WX , 6.66% , 07/20/39
(b)
............. 473 489,686
1,546,355
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 1.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series KSG4 , Class
A2 , 3.40% , 08/25/32
(b)
............. USD 5,000 $ 4,620,445
Interest Only Collateralized Mortgage Obligations — 1.9%
Federal National Mortgage Association
Series 2020-32 , 4.00% , 05/25/50 ...... 1,273 260,548
Series 2020-32 , Class PI , 4.00% , 05/25/50 1,316 269,227
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,511 249,017
Series 2020-146 , Class DI , 2.50% , 10/20/50 2,197 293,718
Series 2020-149 , Class IA , 2.50% , 10/20/50 17,753 2,400,158
Series 2020-175 , Class DI , 2.50% , 11/20/50 728 95,129
Series 2020-185 , Class MI , 2.50% , 12/20/50 2,666 356,192
Series 2021-159 , Class IH , 3.00% , 09/20/51 8,079 1,218,824
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,756 1,152,535
6,295,348
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.42% , 07/25/30 . 1,400 100,533
Series K119 , Class X1 , 0.93% , 09/25/30 . 2,348 114,067
Series K122 , Class X1 , 0.88% , 11/25/30 . 3,408 160,889
Government National Mortgage Association
Variable Rate Notes
Series 2005-9 , 0.30% , 01/16/45 ....... 717 11
Series 2005-50 , 0.30% , 06/16/45 ...... 1,342 6,262
Series 2006-30 , 2.79% , 05/16/46 ...... 211 30
Series 2016-22 , 0.58% , 11/16/55 ...... 10,640 185,853
Series 2016-151 , 0.81% , 06/16/58 ..... 3,536 135,834
Series 2017-30 , 0.58% , 08/16/58 ...... 2,104 52,355
Series 2017-61 , 0.74% , 05/16/59 ...... 1,680 60,933
816,767
Mortgage-Backed Securities — 155.5%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 .......... 712 675,044
3.00% , 09/01/27 - 08/01/30 .......... 567 546,476
5.00% , 04/01/36 - 11/01/48 .......... 521 529,539
5.50% , 06/01/41 ................. 464 478,927
Federal National Mortgage Association ,
3.50% , 11/01/46 ................. 771 729,921
Government National Mortgage Association
2.00% , 04/20/51 ................. 2,097 1,731,367
2.00% , 01/15/54
(c)
................ 22,361 18,931,111
2.50% , 02/20/51 - 01/20/52 .......... 15,790 13,658,968
2.50% , 01/15/54
(c)
................ 13,996 12,241,811
3.00% , 07/20/48 - 11/20/51 .......... 23,270 21,324,935
3.00% , 01/15/54
(c)
................ 108 97,396
3.50% , 01/20/41 - 02/20/52 .......... 47,008 43,632,536
3.50% , 01/15/54
(c)
................ 427 397,200
4.00% , 12/20/41 - 01/20/52 .......... 26,876 25,656,320
4.00% , 01/15/54
(c)
................ 107 102,152
4.50% , 03/15/47 - 05/20/50 .......... 1,961 1,918,917
4.50% , 01/15/54
(c)
................ 858 837,357
5.00% , 12/15/38 - 06/20/52 .......... 4,834 4,867,406
5.50% , 09/20/52 - 04/20/53 .......... 6,942 7,027,780
6.00% , 10/20/52 - 12/20/52 .......... 2,330 2,395,763
6.50% , 12/20/52 - 03/20/53 .......... 2,405 2,479,868
Uniform Mortgage-Backed Securities
1.50% , 01/25/39 - 01/25/54
(c)
......... 5,789 4,775,960
1.50% , 12/01/41 ................. 2,489 2,062,409
2.00% , 10/01/31 - 11/01/51 .......... 8,830 7,462,142
2.00% , 01/25/39 - 01/25/54
(c)
......... 57,155 47,681,234

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% , 04/01/30 - 02/01/52 .......... USD 10,010 $ 9,030,789
2.50% , 01/25/39 - 01/25/54
(c)
......... 22,328 18,996,506
3.00% , 04/01/28 - 08/01/52 .......... 24,408 21,838,134
3.00% , 01/25/54
(c)
................ 21,305 18,843,677
3.50% , 11/01/28 - 07/01/52 .......... 6,391 5,974,639
3.50% , 01/25/39 - 01/25/54
(c)
......... 3,672 3,369,301
3.50% , 08/01/52
(d)
................ 23,280 21,359,622
4.00% , 09/01/33 - 08/01/52 .......... 21,498 20,337,184
4.00% , 08/01/52
(d)
................ 49,559 46,870,310
4.50% , 02/01/25 - 08/01/52 .......... 37,287 36,352,330
4.50% , 09/01/52
(d)
................ 21,482 20,830,465
5.00% , 11/01/32 - 05/01/49 .......... 717 724,093
5.00% , 08/01/52 - 10/01/52
(e)
......... 49,869 49,487,245
5.50% , 02/01/35 - 04/01/41 .......... 1,378 1,418,119
5.50% , 01/25/54
(c)
................ 8,135 8,169,320
6.00% , 04/01/35 - 06/01/41 .......... 1,290 1,342,539
6.00% , 01/25/54
(c)
................ 9,078 9,217,007
6.50% , 05/01/40 ................. 287 300,103
6.50% , 01/25/54
(c)
................ 2,898 2,969,658
519,673,580
Total U.S. Government Sponsored Agency Securities — 159 .4%
(Cost: $ 552,588,206 ) ............................. 532,952,495
Total Long-Term Investments — 161.1%
(Cost: $ 558,721,650 ) ............................. 538,567,691
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.26%
(f) (g)
................. 4,838,471 $ 4,838,471
Total Short-Term Securities — 1 .4%
(Cost: $ 4,838,471 ) .............................. 4,838,471
Total Investments Before Options Written and TBA Sale
Commitments — 162 .5%
(Cost: $ 563,560,121 ) ............................. 543,406,162
Total Options Written — ( 0 .2 ) %
(Premium Received — $ (595,093) ) ................... (646,933)
Par (000)
Pa r (000)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 52 .9 ) %
Government National Mortgage Association
2.00% , 01/15/54 ................. USD (5,000) (4,233,008)
5.00% , 01/15/54 ................. (661) (656,353)
Uniform Mortgage-Backed Securities
2.50% , 01/25/39 ................. (6,274) (5,779,340)
3.00% , 01/25/39 - 01/25/54 .......... (7,709) (6,909,976)
3.50% , 01/25/39 - 01/25/54 .......... (14,929) (13,741,113)
4.00% , 01/25/54 ................. (53,443) (50,543,402)
4.50% , 01/25/54 ................. (46,766) (45,330,138)
5.00% , 01/25/54 ................. (45,997) (45,504,689)
6.00% , 01/25/54 ................. (4,214) (4,278,527)
Total TBA Sale Commitments — ( 52 .9 ) %
(Proceeds: $ (173,608,322) ) ........................ (176,976,546)
Total Investments Net of Options Written and TBA Sale
Commitments — 109 .4%
(Cost: $ 389,356,706 ) ............................. 365,782,683
Liabilities in Excess of Other Assets — (9.4) % ............ (31,513,250)
Net Assets — 100.0% ..............................
$ 334,269,433
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,870,571 $ 1,967,900
(a)
$ — $ — $ — $ 4,838,471 4,838,471 $ 36,543 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Impact Mortgage Fund

Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Royal Bank of Canada ... 5 .53% 12/08/23 01/16/24   $ 12,258,416 $ 12,294,193
U.S. Government Sponsored
Agency Securities Up to 30 Days
Royal Bank of Canada ... 5 .53 12/08/23 01/16/24   44,090,153 44,218,835
U.S. Government Sponsored
Agency Securities Up to 30 Days
Royal Bank of Canada ... 5 .53 12/13/23 01/16/24   4,303,995 4,316,557
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 60,652,564 $ 60,829,585

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Impact Mortgage Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 16 03/19/24 $ 1,888 $ 60,008
Short Contracts
U.S. Treasury 10-Year Note ................................................... 165 03/19/24 18,627 (368,102)
U.S. Treasury Long Bond ..................................................... 19 03/19/24 2,374 (117,164)
U.S. Treasury 2-Year Note .................................................... 134 03/28/24 27,592 (192,545)
U.S. Treasury 5-Year Note .................................................... 8 03/28/24 870 (2,257)
(680,068)
$ (620,060)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 % USD 2,800 $ (186,784)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,800 (194,147)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3 .96 USD 72 (5,322)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4 .00 USD 122 (9,288)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3 .97 USD 106 (7,882)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3 .96 USD 63 (4,617)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Bank of America NA 12/11/25 3 .71 USD 1,139 (71,042)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 575 (27,446)
(506,528)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,800 (34,254)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,800 (32,968)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3 .96 USD 72 (1,968)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4 .00 USD 122 (3,202)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3 .97 USD 106 (2,882)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3 .96 USD 63 (1,724)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Bank of America NA 12/11/25 3 .71 USD 1,139 (38,413)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 575 (24,994)
(140,405)
$ (646,933)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.99% Annual 08/10/25 USD 5,200 $ (54,865) $ — $ (54,865)
1-day SOFR Annual 4.07% Annual 08/16/25 USD 10,200 (87,893) — (87,893)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Impact Mortgage Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.41% Annual 11/21/25 USD 14,100 $ (215,304) $ — $ (215,304)
1-day SOFR Annual 4.15% Annual 12/13/25 USD 16,600 5,019 — 5,019
$ (353,043) $ — $ (353,043)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,434,547 $ — $ 1,434,547
Non-Agency Mortgage-Backed Securities ........................ — 4,180,649 — 4,180,649
U.S. Government Sponsored Agency Securities .................... — 532,952,495 — 532,952,495
Short-Term Securities
Money Market Funds ...................................... 4,838,471 — — 4,838,471
Liabilities
Investments
TBA Sale Commitments .................................... — (176,976,546) — (176,976,546)
$ 4,838,471 $ 361,591,145 $ — $ 366,429,616
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 60,008 $ 5,019 $ — $ 65,027
Liabilities
Interest rate contracts ....................................... (680,068) (1,004,995) — (1,685,063)
$ (620,060) $ (999,976) $ — $ (1,620,036)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Impact Mortgage Fund

(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.
As of period end, reverse repurchase agreements of $60,829,585 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)